RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended										1 Months Ended		12 Months Ended			48 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended																											1 Months Ended		3 Months Ended		12 Months Ended					12 Months Ended											12 Months Ended			3 Months Ended	12 Months Ended											1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Front Pride [Member]	Dec. 31, 2013 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2013 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] vessel	Dec. 31, 2015 Ship Finance International Limited [Member]	Nov. 30, 2013 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member] Ticen Ocean (renamed Front Lady) [Member]	Jan. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Titan Orion (ex-Front Duke) [Member]	Feb. 28, 2013 Ship Finance International Limited [Member] Front Pride [Member]	Sep. 30, 2013 Ship Finance International Limited [Member] Front Champion / Golden Victory [Member]	Nov. 30, 2013 Ship Finance International Limited [Member] Front Champion / Golden Victory [Member]	Dec. 31, 2013 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2013 Bryggegata AS [Member]	Dec. 31, 2012 Bryggegata AS [Member]	Dec. 31, 2011 Bryggegata AS [Member]	Dec. 31, 2013 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2013 Seadrill Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Dec. 31, 2013 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2012 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2011 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2013 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2013 Aktiv Kapital ASA [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2013 VTN Shipping Inc [Member]	Dec. 31, 2012 VTN Shipping Inc [Member]	Dec. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Jan. 31, 2013 Frontline 2012 Ltd [Member]	May 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2013 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Oct. 31, 2013 Frontline 2012 Ltd [Member]	May 29, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2013 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2013 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2013 Northern Offshore Ltd [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Dec. 31, 2013 North Atlantic Drilling Ltd [Member]	Dec. 31, 2012 North Atlantic Drilling Ltd [Member]	Dec. 31, 2011 North Atlantic Drilling Ltd [Member]	Dec. 31, 2011 Double Hull Suezmax [Member] VTN Shipping Inc [Member]	Dec. 31, 2012 OBO [Member]	Dec. 31, 2013 Continuing Operations [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Continuing Operations [Member] Ship Finance International Limited [Member]	Dec. 31, 2011 Continuing Operations [Member] Ship Finance International Limited [Member]	Dec. 31, 2013 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2013 Discontinued Operations [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 Discontinued Operations [Member] Ship Finance International Limited [Member]	Dec. 31, 2011 Discontinued Operations [Member] Ship Finance International Limited [Member]	Oct. 31, 2013 Avance Gas [Member]	Oct. 31, 2013 Upfront Payment / Note Payable [Member] Ship Finance International Limited [Member] Front Champion / Golden Victory [Member]	Oct. 31, 2013 Upfront Payment [Member] Ship Finance International Limited [Member] Front Champion / Golden Victory [Member]
Related Party Transaction [Line Items]
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)												20.00%			20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)														25.00%
Transaction Details with Ship Finance [Abstract]
Charterhire paid (principal and interest)																																																																												$ 150,891,000	$ 161,840,000	$ 204,634,000				$ 434,000	$ 14,492,000	$ 44,188,000
Lease termination fees (expense) income																																																																												(5,204,000)	22,766,000	5,345,000				0	(24,543,000)	(22,449,000)
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance																																																																												0		106,000,000
Profit share expense																																																																															0	0	482,000	0	0	482,000
Contingent rental (income) expense	(8,726,000)	0	0										0	52,200,000																																																														0	20,020,000	0	0	32,156,000	0	0	32,156,000	0
Remaining lease obligation	789,348,000																																																																											726,717,000	875,670,000	926,821,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances					1,416,000	1,009,000	1,008,000	2,119,000	1,820,000	1,002,000			5,094,000	4,261,000	4,660,000									3,166,000	5,566,000	5,492,000	(1,982,000)	(1,455,000)	(1,494,000)	7,962,000	5,423,000	34,977,000	1,475,000	2,574,000	1,076,000	410,000	390,000	906,000	69,000	41,000	168,000	40,000	21,000	136,000	0	0	17,051,000	0	343,000	24,000					7,410,000	(4,004,000)	0			54,000	51,000	63,000	54,000	51,000	63,000	54,000	51,000	63,000			60,000	0	0
Number of vessels chartered in from Frontline 2012																																																								2
Due from Related Parties, Current	9,487,000	9,055,000			394,000	342,000		942,000	755,000		2,272,000		2,272,000	1,891,000										1,219,000	1,325,000					174,000	106,000		1,478,000	1,253,000		8,000	778,000		4,000	0		6,000	0					0	250,000						2,860,000	2,291,000				14,000	13,000		14,000	13,000		14,000	13,000		13,000	13,000	75,000	12,000
Payables with related parties	(11,419,000)	(53,948,000)			(506,000)	(257,000)		(155,000)	(101,000)		(8,528,000)		(8,528,000)	(52,063,000)										(1,047,000)	(1,042,000)														0	(28,000)		0	(34,000)												(1,183,000)	(423,000)
Related Party Note Payable [Abstract]
Debt Instrument, Interest Rate, Stated Percentage											7.254%		7.254%
Interest Expense, Related Party													700,000
Related Party Note Payable											78,615,000		78,615,000				79,017,000
Related Party Note Payable Amount Paid											(402,000)
Related Party Note Payable, Current Portion											(6,017,000)		(6,017,000)
Related Party Note Payable, Long Term Portion											72,598,000		72,598,000
Related Party Note Payable, Payable After Year 1											6,017,000		6,017,000
Related Party Note Payable, Payable After Year 2											5,626,000		5,626,000
Related Party Note Payable, Payable After Year 3											9,200,000		9,200,000
Related Party Note Payable, Payable After Year 4											9,904,000		9,904,000
Related Party Note Payable, Payable After Year 5											10,647,000		10,647,000
Related Party Note Payable, Payable Thereafter											37,221,000		37,221,000
Earned freights on chartering vessels																														7,500,000	5,000,000
Related Party Equity Transactions [Abstract]
Payments to Acquire Interest in Subsidiaries and Affiliates	6,001,000	13,298,000	25,047,000																																																6,000,000
Number of shares allocated in transaction in shares																																																			1,143,000								3,546,000																										108,069
Number of shares issued by Equity Method Investee in transaction																																																			59,000,000		34,100,000						56,000,000
Sale of Stock, Par Value																																																					$ 2.00
Sale of stock, price per share																																																			$ 5.25		$ 6.60						$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)																																																			6.30%		5.40%			7.90%	8.80%		7.90%
Equity method investment, gain loss on dilution of ownership																																																				700,000	4,700,000	5,200,000
Issuance ratio, number of shares issued per share holding in equity method investee																																																																																					1
Issuance ratio, number of shares held in equity method investee																																																										124.55
Value of shares allocated in transaction in Dollars																																																																																					1,300,000
Impairment of vessels	103,700,000	32,000,000	121,400,000	4,700,000																		88,100,000																																																					27,300,000				0	27,316,000	0
Lease termination payments received		22,200,000	5,300,000																7,800,000
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax																			7,600,000		200,000		13,800,000
Lease termination payments paid		32,600,000	14,300,000																		2,100,000																																																																	89,900,000	10,900,000
Payment to participate in private placement of Frontline 2012																																																											13,300,000
Net (loss) gain on sale of vessels	0	(2,109,000)	9,271,000																																																																							50,000
Number of Single hull VLCCs currently chartered to the Company that related party has entered into an agreement to sell															3
Negotiated compensation payments for sale of vessels with early terminations																		11,600,000		10,600,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries			15																																																						15
Amount of working capital balances outstanding																																																									10,500,000
Agreed per day rate reduction												6,500			6,500	6,500
Length of period over which rate reduction applies												4 years				4 years
Total Compensation paid in exchange for rate reduction												106,000,000			106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share											50,000,000	50,000,000	50,000,000		50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments												$ 56,000,000			$ 56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates												100.00%		100.00%	100.00%